Intangible assets - Breakdown of exploration rights by type (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Intangible assets	€ 5,525	€ 4,799	€ 2,936
Exploration rights
Intangible assets
Intangible assets	793	913	€ 888
Proved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	104	236
Unproved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	€ 689	€ 677